Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class AMF
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class AMF
Trading Symbol	IICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.
Additional Information Phone Number	1-800-247-9780
Additional Information Website	www.amffunds.com
Expenses [Text Block]

What were the Fund expenses for the last six months?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class AMF/IICAX)	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Net Assets	$ 51,465,229
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	1.00%
Class H
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class H
Trading Symbol	IICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.
Additional Information Phone Number	1-800-247-9780
Additional Information Website	www.amffunds.com
Expenses [Text Block]

What were the Fund expenses for the last six months?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class H/IICHX)	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Net Assets	$ 51,465,229
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	1.00%